Note 4 - Advances for Vessel Under Construction - Summary of Advances for Vessels Under Construction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance, Cost	$ 5,051,211	$ 17,753,737
Advances for vessels under construction	18,818,171	5,784,204
Vessel acquisition deposit		3,824,668
Delivery of M/V “Alexandros P”	(23,869,382)
Balance, Cost		5,051,211
M/V “Alexandros P” Vessels [Member]
Delivery of M/V “Alexandros P”		(17,807,934)
M/V “Tasos” Vessels [Member]
Delivery of M/V “Alexandros P”		$ (4,503,464)